Debt (Details) (USD $) In Thousands, unless otherwise specified		1 Months Ended		12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended
	Dec. 31, 2011	Jul. 31, 2009 Watsco Revolving Credit Agreement [Member]	Dec. 31, 2011 Watsco Revolving Credit Agreement [Member]	Dec. 31, 2011 Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2010 Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Watsco Unsecured Revolving Credit Agreement [Member]	Jul. 25, 2011 Carrier Enterprise Revolving Credit Agreement [Member]	Dec. 31, 2011 Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2009 Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Jul. 25, 2011 Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2010 Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Carrier Enterprise Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Swingline Subfacility [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Letter Of Credit Subfacility [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Letter Of Credit Subfacility [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Swing Loan Subfacility [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Alternative Option [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 Ratio Of Total Debt To EBITDA [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Maximum [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Minimum [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 Federal Fund Rate [Member] Alternative Option [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Alternative Option [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Maximum [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Maximum [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Minimum [Member] Watsco Revolving Credit Agreement [Member] Unsecured Revolving Credit Agreement [Member]	Dec. 31, 2011 London Interbank Offer Rate [Member] Minimum [Member] Carrier Enterprise Revolving Credit Agreement [Member] Secured Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Revolving credit agreement maximum borrowing capacity			$ 300,000			$ 300,000						$ 125,000	$ 25,000	$ 50,000	$ 5,000	$ 15,000
Revolving credit agreement interest rate description				LIBOR-based rates plus a spread which ranges from 37.5 to 112.5 basis-points				LIBOR-based rates plus a spread which ranges from 275 to 325 basis-points									interest at the higher of the Prime Rate, the Federal Funds Rate plus 50 basis-points or a LIBOR-based rate plus 150 basis-points	LIBOR plus 40 basis-points
Basis points for interest rate																					50	40	275	150	112.5	325	37.5	275
Basis points for commitment fee				8				50											20	7.5
Revolving credit agreement outstanding				20,000	10,000			0			0
Revolving credit agreement maturity date				August 2012
Amendment fee		5,483
Revolving credit agreement, available borrowings capacity							75,000			75,000
Controlling interest, ownership percentage	60.00%
Fee in connection with entering credit agreement									$ 1,212